Label	Element	Value
Innovator Equity Defined Protection ETF® - 1 Yr July | SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $6.22 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	106.90%
Innovator Equity Defined Protection ETF® - 1 Yr July | SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $617.89 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.70%
Innovator Equity Defined Protection ETF® - 1 Yr July | SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $661.10 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(9.70%)